Inventories, Net - Schedule of Allowance for Impairment Movement (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Allowance for Impairment Movement [Abstract]
Beginning balance	$ 218,068	$ 178,561
(Reversal) /additions	(178,060)	39,507
Ending balance	$ 40,008	$ 218,068